Financial investments - Summary of equity instruments measured at fair value through other comprehensive income (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 623,718	S/ 1,373,548
Listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	583,684	1,337,189
Non-listed shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Composition of equity instruments	S/ 40,034	S/ 36,359